Deposits (Tables)	6 Months Ended
Jun. 30, 2019
Deposits Tables Abstract
Schedule of deposits	Deposits were comprised of the following as of June 30, 2019 and December 31, 2018:
	June 30,	December 31,
	2019	2018
Deposits	$4,500	$4,500
Deposits	$4,500	$4,500